UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2012

Date of reporting period:	9/30/2011

Item 1 –	Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL GLOBAL REAL ESTATE FUND

SEMIANNUAL REPORT • SEPTEMBER 30, 2011

Fund Type

Sector stock

Objective

Capital appreciation and income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of September 30, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

November 15, 2011

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential Global Real Estate Fund

Prudential Global Real Estate Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.22%; Class B, 1.92%; Class C, 1.92%; Class R, 1.67%; Class Z, 0.92%. Net operating expenses: Class A, 1.22%; Class B, 1.92%; Class C, 1.92%; Class R, 1.42%; Class Z, 0.92%, after contractual reduction through 7/31/2012 for Class R.

Cumulative Total Returns (Without Sales Charges) as of 9/30/11
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	–15.04%	–8.05%	–17.81%	169.95%	—
Class B	–15.33	–8.68	–20.66	150.86	—
Class C	–15.29	–8.68	–20.66	150.87	—
Class R	–15.13	–8.21	N/A	N/A	–15.26% (6/16/08)
Class Z	–14.92	–7.79	–16.65	177.12	—
S&P Developed BMI Property Net Index	–14.37	–6.03	–21.29	119.80	—
S&P 500 Index	–13.79	1.13	–5.75	32.00	—
Lipper Average	–16.35	–9.19	–24.94	116.97	—

Average Annual Total Returns (With Sales Charges) as of 9/30/11
		One Year	Five Years	Ten Years	Since Inception
Class A		–13.11%	–4.93%	9.82%	—
Class B		–13.12	–4.67	9.63	—
Class C		–9.57	–4.52	9.63	—
Class R		–8.21	N/A	N/A	–4.91% (6/16/08)
Class Z		–7.79	–3.58	10.73	—
S&P Developed BMI Property Net Index		–6.03	–4.68	8.19	—
S&P 500 Index		1.13	–1.18	2.82	—
Lipper Average		–9.19	–5.63	7.95	—

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes or an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

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Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A, Class B, Class C and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75% respectively. Under certain limited circumstances, an exchange may be made from Class A shares to Class Z shares of the Fund. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are not subject to a front-end sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%. Class B shares are not subject to a front-end sales charge but are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but are subject to a CDSC of 1% for Class C shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class R shares are not subject to a sales charge but are subject to a 12b-1 fee of up to 0.75% annually. Class Z shares are not subject to a sales charge or a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

S&P Developed BMI Property Net Index

The S&P Developed BMl Property Net Index is an unmanaged broad market index of more than 400 companies from 21 countries. Its inception date is 12/29/2000, later than the inception of the Fund. S&P Developed BMI Property Net Index Closest Month-End to Inception cumulative total return is –22.43% for Class R. S&P Developed BMI Property Net Index Closest Month-End to Inception average annual total return is –7.34% for Class R.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total return is –12.95% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return is –4.07% for Class R.

Lipper Global Real Estate Funds Average

The Lipper Global Real Estate Funds Average (Lipper Average) is based on the average return for all funds in the Lipper Global Real Estate Funds category for the periods noted. Funds in the Lipper Average invest at least 25% but less than 75% of their equity portfolio in shares of companies engaged in the real estate industry that are strictly outside of the U.S. or whose securities are principally traded outside of the U.S. Lipper Average Closest Month-End to Inception cumulative total return is –23.21% for Class R. Lipper Average Closest Month-End to Inception average annual total return is –7.66% for Class R.

Investors cannot invest directly in an index. The securities in the S&P Developed BMl Property Net Index and S&P 500 Index may be very different from those in the Fund. Their returns do not include the effect of the sales charges and operating expenses of a mutual fund and would be lower if they did. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the S&P Developed BMl Property Net Index, S&P 500 Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Prudential Global Real Estate Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 9/30/11
Simon Property Group, Inc., Retail REIT’s	5.1%
Mitsubishi Estate Co. Ltd., Diversified Real Estate Activities	2.8
Sun Hung Kai Properties Ltd., Diversified Real Estate Activities	2.7
Ventas, Inc., REIT, Retail REIT’s	2.6
Westfield Group, Retail REIT’s	2.6

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 9/30/11
Retail REIT’s	19.4%
Diversified Real Estate Activities	16.0
Specialized REIT’s	13.2
Residential REIT’s	11.9
Diversified REIT’s	11.8

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on April 1, 2011, at the beginning of the period, and held through the six-month period ended September 30, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Global Real Estate Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Global Real Estate Fund		Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$849.60	1.22%	$5.64
	Hypothetical	$1,000.00	$1,018.90	1.22%	$6.16

Class B	Actual	$1,000.00	$846.70	1.92%	$8.86
	Hypothetical	$1,000.00	$1,015.40	1.92%	$9.67

Class C	Actual	$1,000.00	$847.10	1.92%	$8.87
	Hypothetical	$1,000.00	$1,015.40	1.92%	$9.67

Class R	Actual	$1,000.00	$848.70	1.42%	$6.56
	Hypothetical	$1,000.00	$1,017.90	1.42%	$7.16

Class Z	Actual	$1,000.00	$850.80	0.92%	$4.26
	Hypothetical	$1,000.00	$1,020.40	0.92%	$4.65

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2011, and divided by the 366 days in the Fund’s fiscal year ending March 31, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of September 30, 2011 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.2%
COMMON STOCKS

Australia 8.4%
2,360,000	CFS Retail Property Trust, REIT	$3,960,252
810,000	Charter Hall Office, REIT	2,606,897
605,323	Charter Hall Retail, REIT	1,818,925
3,551,333	Commonwealth Property Office Fund, REIT	3,055,900
6,851,426	Dexus Property Group, REIT	5,400,399
1,294,000	FKP Property Group	552,038
9,483,800	Goodman Group, REIT	5,196,083
2,583,520	GPT Group, REIT	7,770,555
5,431,820	Investa Office Fund, REIT	3,166,880
670,256	Mirvac Group, REIT	736,883
2,862,525	Stockland, REIT	7,967,766
2,500,279	Westfield Group, REIT	18,541,292

		60,773,870

Belgium 0.3%
17,627	Cofinimmo, REIT	2,075,470

Brazil 1.4%
224,256	BR Malls Participacoes SA	2,247,033
193,600	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,199,543
288,502	Gafisa SA	817,825
169,961	Multiplan Empreendimentos Imobiliarios SA	3,145,668
963,196	PDG Realty SA Empreendimentos e Participacoes	3,104,357

		10,514,426

Canada 1.4%
3,700	Boardwalk Real Estate Investment Trust, REIT	170,117
181,116	Brookfield Properties Corp.	2,504,410
54,305	Canadian Apartment Properties, REIT	1,093,459
316,958	Chartwell Seniors Housing Real Estate Investment Trust, REIT	2,283,646
155,335	RioCan Real Estate Investment Trust, REIT	3,854,099

		9,905,731

Finland 0.6%
531,563	Citycon Oyj	1,817,949
664,073	Sponda Oyj	2,494,047

		4,311,996

See Notes to Financial Statements.

Prudential Global Real Estate Fund	7

Portfolio of Investments

as of September 30, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

France 3.2%
8,811	Fonciere des Regions, REIT	$614,625
21,927	ICADE, REIT	1,713,173
209,109	Klepierre, REIT	5,861,591
84,880	Unibail-Rodamco SE, REIT	15,145,674

		23,335,063

Hong Kong 10.1%
6,062,000	Champion, REIT	2,315,797
1,325,776	Cheung Kong Holdings Ltd.	14,372,243
1,537,000	China Overseas Land & Investment Ltd.	2,195,262
3,189,469	Hang Lung Properties Ltd.	9,489,710
1,630,794	Henderson Land Development Co. Ltd.	7,321,605
1,829,000	Hongkong Land Holdings Ltd.	8,193,920
711,999	Hysan Development Co. Ltd.	2,157,082
845,219	Link (The), REIT	2,670,388
2,958,000	Sino Land Co. Ltd.	3,906,355
1,722,935	Sun Hung Kai Properties Ltd.	19,765,531
98,000	Wharf Holdings Ltd. (The)	483,500

		72,871,393

Italy 0.2%
3,437,884	Beni Stabili SpA, REIT	1,810,074

Japan 12.4%
357,900	Aeon Mall Co. Ltd.	8,175,163
138,900	Daito Trust Construction Co. Ltd.	12,734,232
746,000	Daiwa House Industry Co. Ltd.	9,552,033
166	Japan Logistics Fund, Inc., REIT	1,450,481
1,246,780	Mitsubishi Estate Co. Ltd.	20,223,541
1,037,339	Mitsui Fudosan Co. Ltd.	16,387,045
243	Nippon Accommodations Fund, Inc., REIT	1,721,094
707	Nippon Building Fund, Inc., REIT	7,319,080
209,100	Nomura Real Estate Holdings, Inc.	3,163,509
772	NTT Urban Development Corp.	560,999
450,952	Sumitomo Realty & Development Co. Ltd.	8,668,672

		89,955,849

Netherlands 1.9%
45,428	Corio NV, REIT	2,093,172
126,208	Eurocommercial Properties NV, REIT	4,857,861

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Netherlands (cont’d.)
42,232	Vastned Retail NV, REIT	$2,003,582
66,983	Wereldhave NV, REIT	4,710,707

		13,665,322

Norway 0.2%
994,997	Norwegian Property ASA	1,325,319

Singapore 4.9%
2,237,000	Ascendas Real Estate Investment Trust, REIT	3,449,530
3,287,000	Cache Logistics Trust, REIT	2,401,903
1,098,000	CapitaCommercial Trust, REIT	838,745
1,683,000	CapitaLand Ltd.	3,140,155
1,991,673	CapitaMall Trust, REIT	2,762,005
2,456,000	CDL Hospitality Trusts, REIT	2,821,103
735,058	City Developments Ltd.	5,329,448
995,000	Fortune Real Estate Investment Trust, REIT	431,611
1,016,000	Global Logistic Properties Ltd.(a)	1,274,093
3,061,600	Keppel Land Ltd.	5,980,076
3,561,000	Mapletree Commercial Trust, REIT	2,204,332
1,873,800	Mapletree Industrial Trust, REIT	1,541,709
638,000	Mapletree Logistics Trust, REIT	413,240
3,162,000	Suntec Real Estate Investment Trust, REIT	2,764,916

		35,352,866

Sweden 0.9%
380,644	Hufvudstaden AB (Class A Stock)	3,675,233
444,042	Klovern AB	1,615,717
190,010	Kungsleden AB	1,290,942

		6,581,892

Switzerland 0.8%
61,780	PSP Swiss Property AG	5,544,459

United Kingdom 4.8%
531,695	Atrium European Real Estate Ltd.	2,531,063
706,657	British Land Co. PLC, REIT	5,205,159
788,850	Great Portland Estates PLC, REIT	4,156,708
878,722	Hammerson PLC, REIT	5,144,475
1,028,433	Land Securities Group PLC, REIT	10,221,200
1,505,056	Segro PLC, REIT	5,134,183

See Notes to Financial Statements.

Prudential Global Real Estate Fund	9

Portfolio of Investments

as of September 30, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

United Kingdom (cont’d.)
276,250	Shaftesbury PLC, REIT	$1,995,709

		34,388,497

United States 46.7%
49,800	Alexandria Real Estate Equities, Inc., REIT	3,057,222
70,778	American Assets Trust, Inc., REIT	1,270,465
236,206	American Campus Communities, Inc., REIT	8,789,225
302,397	Associated Estates Realty Corp., REIT	4,675,058
125,490	AvalonBay Communities, Inc., REIT	14,312,134
82,000	Boston Properties, Inc., REIT	7,306,200
421,154	Brandywine Realty Trust, REIT	3,373,444
164,888	BRE Properties, Inc., REIT	6,981,358
238,333	Camden Property Trust, REIT	13,170,282
182,000	CBRE Group, Inc. (Class A Stock)(a)	2,449,720
796,905	Cogdell Spencer, Inc., REIT	3,004,332
553,610	Colonial Properties Trust, REIT	10,053,558
741,582	Cousins Properties, Inc., REIT	4,338,255
1,261,020	CubeSmart, REIT	10,756,501
915,079	DDR Corp., REIT	9,974,361
167,050	DiamondRock Hospitality Co., REIT	1,167,679
246,042	Douglas Emmett, Inc., REIT	4,207,318
237,716	Education Realty Trust, Inc., REIT	2,041,980
271,116	Equity Residential, REIT	14,062,787
70,362	Essex Property Trust, Inc., REIT	8,446,254
156,950	Extra Space Storage, Inc., REIT	2,923,978
464,522	FelCor Lodging Trust, Inc., REIT(a)	1,082,336
241,127	First Potomac Realty Trust, REIT	3,006,854
38,517	General Growth Properties, Inc., REIT	466,056
357,833	Glimcher Realty Trust, REIT	2,533,458
56,816	HCP, Inc., REIT	1,991,969
93,263	Health Care REIT, Inc., REIT	4,364,708
125,543	Healthcare Realty Trust, Inc., REIT	2,115,400
1,129,813	Host Hotels & Resorts, Inc., REIT	12,360,154
105,218	Hudson Pacific Properties, Inc., REIT	1,223,685
59,300	Hyatt Hotels Corp. (Class A Stock)(a)	1,860,241
284,574	Kilroy Realty Corp., REIT	8,907,166
260,303	Liberty Property Trust, REIT	7,577,420
111,692	LTC Properties, Inc., REIT	2,828,041
270,660	Macerich Co. (The), REIT	11,538,236
378,921	Mack-Cali Realty Corp., REIT	10,136,137

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

United States (cont’d.)
33,047	Medical Properties Trust, Inc., REIT	$295,771
123,011	Pebblebrook Hotel Trust, REIT	1,925,122
321,277	Post Properties, Inc., REIT	11,161,163
445,548	ProLogis, Inc., REIT	10,804,539
166,282	Public Storage, REIT	18,515,501
335,499	Simon Property Group, Inc., REIT	36,898,180
49,104	SL Green Realty Corp., REIT	2,855,398
109,361	Sovran Self Storage, Inc., REIT	4,064,948
865,529	Strategic Hotels & Resorts, Inc., REIT(a)	3,730,430
326,482	Sunrise Senior Living, Inc.(a)	1,511,612
132,164	Tanger Factory Outlet Centers, REIT	3,437,586
33,371	Taubman Centers, Inc., REIT	1,678,895
382,826	Ventas, Inc., REIT	18,911,604
176,292	Vornado Realty Trust, REIT	13,154,909

		337,299,630

	Total long-term investments (cost $749,842,006)	709,711,857

SHORT-TERM INVESTMENT 2.5%

Affiliated Money Market Mutual Fund
18,221,042	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $18,221,042)(b)	18,221,042

	Total Investments 100.7% (cost $768,063,048; Note 5)	727,932,899
	Liabilities in excess of other assets (0.7%)	(5,351,675)

	Net Assets 100%	$722,581,224

The following abbreviation is used in the Portfolio descriptions:

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

See Notes to Financial Statements.

Prudential Global Real Estate Fund	11

Portfolio of Investments

as of September 30, 2011 (Unaudited) continued

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved on fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$60,773,870	$—
Belgium	—	2,075,470	—
Brazil	10,514,426	—	—
Canada	9,905,731	—	—
Finland	—	4,311,996	—
France	—	23,335,063	—
Hong Kong	8,193,920	64,677,473	—
Italy	—	1,810,074	—
Japan	—	89,955,849	—
Netherlands	4,857,861	8,807,461	—
Norway	—	1,325,319	—
Singapore	—	35,352,866	—
Sweden	—	6,581,892	—
Switzerland	—	5,544,459	—
United Kingdom	—	34,388,497	—
United States	337,299,630	—	—
Affiliated Money Market Mutual Fund	18,221,042	—	—

Total	$388,992,610	$338,940,289	$—

See Notes to Financial Statements.

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Fair Value of Level 2 investments at 03/31/11 was $0. $292,718,479 was transferred into Level 2 from Level 1 at 9/30/11 as a result of using third-party vendor modeling tools due to significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2011 were as follows:

Retail REIT’s	19.4%
Diversified Real Estate Activities	16.0
Specialized REIT’s	13.2
Residential REIT’s	11.9
Diversified REIT’s	11.8
Office REIT’s	9.2
Real Estate Operating Companies	6.8
Industrial REIT’s	4.6
Real Estate Development	3.8
Affiliated Money Market Mutual Fund	2.5%
Homebuilding	0.7
Real Estate Services	0.3
Hotels, Resorts & Cruise Lines	0.3
Healthcare Facilities	0.2

100.7
Liabilities in excess of other assets	(0.7)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is foreign exchange risk.

The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Portfolio did not hold any derivative instruments as of September 30, 2011, accordingly, no derivative positions were presented in the Statements of Assets and Liabilities.

See Notes to Financial Statements.

Prudential Global Real Estate Fund	13

Portfolio of Investments

as of September 30, 2011 (Unaudited) continued

The effects of derivative instruments on the Statement of Operations for the six months ended September 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts
Foreign exchange contracts	$60,043

For the six months ended September 30, 2011, the Portfolio did not have any unrealized appreciation or (depreciation) on derivatives recognized in income.

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Financial Statements

(Unaudited)

SEPTEMBER 30, 2011	SEMIANNUAL REPORT

Prudential Global Real Estate Fund

Statement of Assets and Liabilities

September 30, 2011 (Unaudited)

Assets
Investments at value:
Unaffiliated Investments (cost $749,842,006)	$709,711,857
Affiliated Investments (cost $18,221,042)	18,221,042
Cash	42,486
Foreign currency, at value (cost $24,245)	24,245
Receivable for Fund shares sold	3,468,099
Dividends receivable	2,355,495
Receivable for investments sold	102,517
Tax reclaim receivable	66,423
Prepaid expenses	14,532

Total assets	734,006,696

Liabilities
Payable for investments purchased	7,787,705
Payable for Fund shares reacquired	2,970,094
Management fee payable	473,923
Distribution fee payable	142,616
Accrued expenses	34,698
Affiliated transfer agent fee payable	16,436

Total liabilities	11,425,472

Net Assets	$722,581,224

Net assets were comprised of:
Shares of beneficial interest, at par	$44,261
Paid-in capital in excess of par	927,651,148

927,695,409
Distributions in excess of net investment income	(9,849,418)
Accumulated net realized loss on investment and foreign currency transactions	(155,112,459)
Net unrealized depreciation on investments and foreign currencies	(40,152,308)

Net assets, September 30, 2011	$722,581,224

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Class A:
Net asset value and redemption price per share ($259,085,394 ÷ 15,882,232 shares of beneficial interest issued and outstanding)	$16.31
Maximum sales charge (5.5% of offering price)	.95

Maximum offering price to public	$17.26

Class B:
Net asset value, offering price and redemption price per share ($11,582,607 ÷ 715,470 shares of beneficial interest issued and outstanding)	$16.19

Class C:
Net asset value, offering price and redemption price per share ($70,728,351 ÷ 4,369,473 shares of beneficial interest issued and outstanding)	$16.19

Class R:
Net asset value, offering price and redemption price per share ($3,781,477 ÷ 231,963 shares of beneficial interest issued and outstanding)	$16.30

Class Z:
Net asset value, offering price and redemption price per share ($377,403,395 ÷ 23,062,331 shares of beneficial interest issued and outstanding)	$16.36

See Notes to Financial Statements.

Prudential Global Real Estate Fund	17

Statement of Operations

Six Months Ended September 30, 2011 (Unaudited)

Investment Income
Unaffiliated dividend income (net of $605,739 foreign withholding tax)	$11,977,368
Affiliated dividend income	32,141

Total income	12,009,509

Expenses
Management fee	2,908,574
Distribution fee—Class A	452,237
Distribution fee—Class B	71,036
Distribution fee—Class C	389,623
Distribution fee—Class R	9,813
Transfer agent’s fees and expenses (including affiliated expenses of $81,000)	359,000
Custodian’s fees and expenses	105,000
Registration fees	71,000
Reports to shareholders	51,000
Audit fee	13,000
Legal fees and expenses	13,000
Trustees’ fees	12,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	17,598

Total expenses	4,474,881

Net investment income	7,534,628

Net Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain (loss) on:
Investment transactions	5,176,158
Foreign currency transactions	(189,651)

4,986,507

Net change in unrealized appreciation (depreciation) on:
Investments	(141,153,237)
Foreign currencies	9,751

(141,143,486)

Net gain on investments and foreign currencies	(136,156,979)

Net Decrease In Net Assets Resulting From Operations	$(128,622,351)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended September 30, 2011	Year Ended March 31, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$7,534,628	$8,718,641
Net realized gain on investment and foreign currency transactions	4,986,507	4,238,812
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(141,143,486)	65,449,259

Net increase (decrease) in net assets resulting from operations	(128,622,351)	78,406,712

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(3,580,225)	(6,028,465)
Class B	(119,165)	(254,037)
Class C	(686,671)	(946,017)
Class R	(46,511)	(60,408)
Class Z	(5,266,564)	(6,623,176)

	(9,699,136)	(13,912,103)

Fund share transactions (Net of share conversions) (Note 6):
Net proceeds from shares sold	281,391,634	388,696,144
Net asset value of shares issued in reinvestment of dividends and distributions	7,280,073	10,702,328
Cost of shares reacquired	(120,268,802)	(137,408,216)

Net increase in net assets from Fund share transactions	168,402,905	259,990,256

Total increase in net assets	30,081,418	324,484,865

Net Assets
Beginning of period	692,499,806	368,014,941

End of period	$722,581,224	$692,499,806

See Notes to Financial Statements.

Prudential Global Real Estate Fund	19

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 12 (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as a non-diversified, open end, management investment company presently consisting of two portfolios: Prudential Global Real Estate Fund (the “Fund”) and Prudential US Real Estate Fund. These financial statements relate only to Prudential Global Real Estate Fund. The financial statements of the other portfolio are not presented herein. The Trust was established as a Delaware business trust on October 24, 1997. The investment objective of the Fund is capital appreciation and income. It seeks to achieve this objective by investing primarily in equity securities of real estate companies.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

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Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non-exchange traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the

Prudential Global Real Estate Fund	21

Notes to Financial Statements

(Unaudited) continued

difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Foreign Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Series enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Series’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. This risk may be mitigated by having a master netting arrangement between the Series and the counterparty which may permit the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Securities Transactions and Net Investment Income: Security transactions are recorded on the trade date. Realized and unrealized gains or losses from investments and currency transactions on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest

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income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be capital gain and a portion is estimated to be return of capital and is recorded as a reduction of their cost. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income; accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with

Prudential Global Real Estate Fund	23

Notes to Financial Statements

(Unaudited) continued

Prudential Real Estate Investors (“PREI”), which is a business unit of Prudential Investment Management (“PIM”). The subadvisory agreement provides that each subadviser furnishes investment advisory services in connection with the management of the Fund. In connection therewith, each subadviser is obligated to keep certain books and records of the Fund. PI pays for the services of the subadvisers, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of 0.75% of the Fund’s average daily net assets. The effective management fee rate was 0.75% for the six months ended September 30, 2011.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1% and 0.75% of the average daily net assets of the Class A, B, C and R shares, respectively. For the six months ended September 30, 2011, PIMS has contractually agreed to limit such fees to 0.50% of the average daily net assets of the Class R shares.

PIMS has advised the Fund that it has received $351,677 in front-end sales charges resulting from sales of Class A during the six months ended September 30, 2011. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that it has received $12,220 and $7,503 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively, during the six months ended September 30, 2011.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

24	Visit our website at www.prudentialfunds.com

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2. The Core Fund is a money market mutual fund registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Consolidated Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended September 30, 2011, were $268,850,366 and $69,069,461, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$804,696,316	$20,812,283	$(97,575,700)	$(76,763,417)

The difference between book basis and tax basis are primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies.

For federal income tax purposes, the Fund had a capital loss carryforward as of March 31, 2011 of approximately $139,079,000 of which $3,918,000 expires in 2016, $48,041,000 expires in 2017, $82,582,000 expires in 2018 and 4,538,000 expires in 2019. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses

Prudential Global Real Estate Fund	25

Notes to Financial Statements

(Unaudited) continued

incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Fund elects to treat post-October foreign currency losses of approximately $119,000 as having been incurred in the following year (March 31, 2012).

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax would be required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest, $.001 par value per share, divided into five classes, designated Class A, Class B, Class C, Class R and Class Z.

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Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended September 30, 2011:
Shares sold	4,831,851	$94,208,535
Shares issued in reinvestment of dividends	166,459	3,115,963
Shares reacquired	(2,343,434)	(44,781,673)

Net increase (decrease) in shares outstanding before conversion	2,654,876	52,542,825
Shares issued upon conversion from Class B and Class Z	71,572	1,314,456
Shares reacquired upon conversion into Class Z	(1,326,308)	(25,837,597)

Net increase (decrease) in shares outstanding	1,400,140	$28,019,684

Year ended March 31, 2011:
Shares sold	7,107,852	$131,644,912
Shares issued in reinvestment of dividends	287,132	5,285,184
Shares reacquired	(4,019,399)	(72,286,181)

Net increase (decrease) in shares outstanding before conversion	3,375,585	64,643,915
Shares issued upon conversion from Class B	62,167	1,146,400
Shares reacquired upon conversion into Class Z	(19,261)	(361,102)

Net increase (decrease) in shares outstanding	3,418,491	$65,429,213

Class B
Six months ended September 30, 2011:
Shares sold	66,012	$1,287,453
Shares issued in reinvestment of dividends	5,530	102,953
Shares reacquired	(69,253)	(1,317,156)

Net increase (decrease) in shares outstanding before conversion	2,289	73,250
Shares issued upon conversion into Class A	(36,001)	(666,635)

Net increase (decrease) in shares outstanding	(33,712)	$(593,385)

Year ended March 31, 2011:
Shares sold	161,233	$2,943,719
Shares issued in reinvestment of dividends	12,087	220,305
Shares reacquired	(103,020)	(1,808,496)

Net increase (decrease) in shares outstanding before conversion	70,300	1,355,528
Shares issued upon conversion into Class A	(62,787)	(1,146,400)

Net increase (decrease) in shares outstanding	7,513	$209,128

Prudential Global Real Estate Fund	27

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended September 30, 2011:
Shares sold	1,081,593	$20,936,454
Shares issued in reinvestment of dividends	28,337	526,515
Shares reacquired	(276,972)	(5,200,391)

Net increase (decrease) in shares outstanding before conversion	832,958	16,262,578
Shares reacquired upon conversion into Class Z	(25,719)	(478,597)

Net increase (decrease) in shares outstanding	807,239	$15,783,981

Year ended March 31, 2011:
Shares sold	1,703,835	$31,640,444
Shares issued in reinvestment of dividends	39,776	725,094
Shares reacquired	(545,618)	(9,761,660)

Net increase (decrease) in shares outstanding before conversion	1,197,993	22,603,878
Shares reacquired upon conversion into Class Z	(17,548)	(325,510)

Net increase (decrease) in shares outstanding	1,180,445	$22,278,368

Class R
Six months ended September 30, 2011:
Shares sold	148,236	$2,853,385
Shares issued in reinvestment of dividends	1,806	33,719
Shares reacquired	(74,223)	(1,390,380)

Net increase (decrease) in shares outstanding	75,819	$1,496,724

Year ended March 31, 2011:
Shares sold	144,009	$2,596,766
Shares issued in reinvestment of dividends	2,010	36,944
Shares reacquired	(40,029)	(726,679)

Net increase (decrease) in shares outstanding	105,990	$1,907,031

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Class Z	Shares	Amount
Six months ended September 30, 2011:
Shares sold	8,476,301	$162,105,807
Shares issued in reinvestment of dividends	187,149	3,500,923
Shares reacquired	(3,576,873)	(67,579,202)

Net increase (decrease) in shares outstanding before conversion	5,086,577	98,027,528
Shares issued upon conversion from Class A and Class C	1,346,900	26,316,194
Shares reacquired upon conversion into Class A	(35,751)	(647,821)

Net increase (decrease) in shares outstanding	6,397,726	$123,695,901

Year ended March 31, 2011:
Shares sold	11,661,095	$217,870,303
Shares issued in reinvestment of dividends	239,972	4,434,801
Shares reacquired	(2,902,451)	(52,825,200)

Net increase (decrease) in shares outstanding before conversion	8,998,616	169,479,904
Shares issued upon conversion from Class A and Class C	36,387	686,612

Net increase (decrease) in shares outstanding	9,035,003	$170,166,516

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Companies”), are a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Companies pay a commitment fee of .10% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly. The Fund did not utilize the line of credit during the six months ended September 30, 2011.

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements.” The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time,

Prudential Global Real Estate Fund	29

Notes to Financial Statements

(Unaudited) continued

management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended September 30,		Year Ended March 31,
	2011(b)		2011(b)	2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$19.43		$16.83	$9.53	$21.33	$31.19	$24.96
Income (loss) from investment operations
Net investment income	.18		.35	.30	.41	.38	.38
Net realized and unrealized gain (loss) on investment transactions	(3.07)		2.75	7.64	(11.99)	(5.12)	6.30
Total from investment operations	(2.89)		3.10	7.94	(11.58)	(4.74)	6.68
Less Dividends and Distributions:
Dividends from net investment income	(.23)		(.50)	(.64)	(.22)	(.63)	(.44)
Distributions from net realized gains on investments	-		-	-	-	(4.49)	(.01)
Total dividends and distributions	(.23)		(.50)	(.64)	(.22)	(5.12)	(.45)
Net asset value, end of period	$16.31		$19.43	$16.83	$9.53	$21.33	$31.19
Total Return(a)	(15.04)%		18.57%	83.79%	(54.38)%	(17.79)%	27.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$259,085		$281,427	$186,200	$91,991	$204,098	$264,980
Average net assets (000)	$301,492		$214,086	$148,247	$163,953	$233,525	$176,407
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(c)	1.22%	(e)	1.30%	1.37%	1.35%	1.31%	1.22%
Expenses, excluding distribution and service (12b-1) fees	.92%	(e)	1.00%	1.07%	1.07%	1.06%	.97%
Net investment income	1.92%	(e)	1.92%	2.03%	2.58%	1.55%	1.58%
For Class A, B, C, R and Z shares:
Portfolio turnover	9%	(f)	29%	53%	67%	78%	121%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Based on average shares outstanding during the period.

(c) Prior to July 31, 2008, the Distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets for the Class A shares.

(d) Does not include expenses of the underlying funds in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Global Real Estate Fund	31

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended September 30,	Year Ended March 31,
	2011(b)	2011(b)	2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$19.29	$16.70	$9.47	$21.18	$31.02	$24.84
Income (loss) from investment operations
Net investment income	.12	.24	.20	.30	.21	.18
Net realized and unrealized gain (loss) on investment transactions	(3.06)	2.70	7.58	(11.87)	(5.11)	6.25
Total from investment operations	(2.94)	2.94	7.78	(11.57)	(4.90)	6.43
Less Dividends and Distributions:
Dividends from net investment income	(.16)	(.35)	(.55)	(.14)	(.45)	(.24)
Distributions from net realized gains on investments	-	-	-	-	(4.49)	(.01)
Total dividends and distributions	(.16)	(.35)	(.55)	(.14)	(4.94)	(.25)
Net asset value, end of period	$16.19	$19.29	$16.70	$9.47	$21.18	$31.02
Total Return(a)	(15.33)%	17.74%	82.55%	(54.68)%	(18.42)%	26.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,583	$14,451	$12,382	$7,612	$21,706	$32,867
Average net assets (000)	$14,207	$13,028	$11,178	$15,393	$28,993	$25,925
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.92% (d)	2.00%	2.07%	2.07%	2.06%	1.97%
Expenses, excluding distribution and service (12b-1) fees	.92% (d)	1.00%	1.07%	1.07%	1.06%	.97%
Net investment income	1.27% (d)	1.33%	1.37%	1.87%	.85%	1.66%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Based on average shares outstanding during the period.

(c) Does not include the expenses of the underlying fund in which the Fund invests.

(d) Annualized.

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Class C Shares
	Six Months Ended September 30,	Year Ended March 31,
	2011(b)	2011(b)	2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$19.29	$16.69	$9.47	$21.18	$31.02	$24.84
Income (loss) from investment operations
Net investment income	.11	.20	.20	.30	.19	.16
Net realized and unrealized gain (loss) on investment transactions	(3.05)	2.75	7.57	(11.87)	(5.09)	6.27
Total from investment operations	(2.94)	2.95	7.77	(11.57)	(4.90)	6.43
Less Dividends and Distributions:
Dividends from net investment income	(.16)	(.35)	(.55)	(.14)	(.45)	(.24)
Distributions from net realized gains on investments	-	-	-	-	(4.49)	(.01)
Total dividends and distributions	(.16)	(.35)	(.55)	(.14)	(4.94)	(.25)
Net asset value, end of period	$16.19	$19.29	$16.69	$9.47	$21.18	$31.02
Total Return(a)	(15.29)%	17.81%	82.44%	(54.68)%	(18.42)%	26.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$70,728	$68,703	$39,758	$21,122	$51,856	$49,921
Average net assets (000)	$77,925	$47,954	$32,986	$41,377	$54,791	$32,840
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.92% (d)	2.00%	2.07%	2.07%	2.06%	1.97%
Expenses, excluding distribution and service (12b-1) fees	.92% (d)	1.00%	1.07%	1.07%	1.06%	.97%
Net investment income	1.20% (d)	1.14%	1.33%	1.87%	.79%	1.58%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Based on average shares outstanding during the period.

(c) Does not include the expenses of the underlying fund in which the Fund invests.

(d) Annualized.

See Notes to Financial Statements.

Prudential Global Real Estate Fund	33

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended September 30,	Year Ended March 31,		June 16, 2008(d) through March 31,
	2011(b)	2011(b)	2010(b)	2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$19.42	$16.81	$9.63	$21.14
Income (loss) from investment operations
Net investment income	.16	.30	.23	.14
Net realized and unrealized gain (loss) on investment transactions	(3.07)	2.76	7.56	(11.43)
Total from investment operations	(2.91)	3.06	7.79	(11.29)
Less Dividends and Distributions:
Dividends from net investment income	(.21)	(.45)	(.61)	(.22)
Distributions from net realized gains on investments	-	-	-	-
Total dividends and distributions	(.21)	(.45)	(.61)	(.22)
Net asset value, end of period	$16.30	$19.42	$16.81	$9.63
Total Return(a)	(15.13)%	18.37%	81.34%	(53.49)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,781	$3,032	$843	$101
Average net assets (000)	$3,925	$1,823	$296	$34
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees(e)	1.42% (c)	1.50%	1.57%	1.57% (c)
Expenses, excluding distribution and service (12b-1) fees	.92% (c)	1.00%	1.07%	1.07% (c)
Net investment income	1.63% (c)	1.64%	1.47%	1.63% (c)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Based on average shares outstanding during the period.

(c) Annualized.

(d) Commencement of operations.

(e) The Distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets for the Class R shares.

(f) Does not include the expenses of the underlying fund in which the Fund invests.

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended September 30,	Year Ended March 31,
	2011(b)	2011(b)	2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$19.50	$16.89	$9.56	$21.38	$31.26	$25.01
Income (loss) from investment operations
Net investment income	.21	.37	.34	.44	.39	.47
Net realized and unrealized gain (loss) on investment transactions	(3.10)	2.80	7.67	(12.01)	(5.09)	6.29
Total from investment operations	(2.89)	3.17	8.01	(11.57)	(4.70)	6.76
Less Dividends and Distributions:
Dividends from net investment income	(.25)	(.56)	(.68)	(.25)	(.69)	(.50)
Distributions from net realized gains on investments	-	-	-	-	(4.49)	(.01)
Total dividends and distributions	(.25)	(.56)	(.68)	(.25)	(5.18)	(.51)
Net asset value, end of period	$16.36	$19.50	$16.89	$9.56	$21.38	$31.26
Total Return(a)	(14.92)%	18.97%	84.30%	(54.22)%	(17.60)%	27.38%

Ratios/Supplemental Data:
Net assets, end of period (000)	$377,403	$324,886	$128,831	$52,390	$95,273	$42,601
Average net assets (000)	$377,749	$191,320	$89,126	$87,029	$70,158	$33,458
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.92% (d)	1.00%	1.07%	1.07%	1.06%	.97%
Expenses, excluding distribution and service (12b-1) fees	.92% (d)	1.00%	1.07%	1.07%	1.06%	.97%
Net investment income	2.14% (d)	2.01%	2.29%	2.81%	1.65%	1.68%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Based on average shares outstanding during the period.

(c) Does not include the expenses of the underlying fund in which the Fund invests.

(d) Annualized.

See Notes to Financial Statements.

Prudential Global Real Estate Fund	35

Approval of Advisory Agreements (Unaudited)

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential Global Real Estate Fund (the “Fund”) consists of 10 individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”), which provides subadvisory services to the Fund through its Prudential Real Estate Investors unit (“PREI”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 6-8, 2011 and approved the renewal of the agreements through July 31, 2012, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over the one-, three-, five-, and 10-year periods ending December 31, 2010, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders the Fund’s assets grow. In their deliberations, the Trustees did not

Prudential Global Real Estate Fund

Approval of Advisory Agreements (continued)

identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-8, 2011.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, pursuant to the terms of a subadvisory agreement with PI, are in the interest of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PREI. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by PREI, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PREI, and also reviewed the qualifications, backgrounds and responsibilities of PREI’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s, PIM’s and PREI’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI, PIM and PREI. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PI, PIM and PREI. The Board noted that PREI and PIM are affiliated with PI.

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The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM through PREI, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM through PREI under the management and subadvisory agreements.

Performance of the Fund

The Board received and considered information about the Fund’s historical performance. The Board considered that the Fund’s gross performance in relation to its Peer Universe (the Lipper Retail and Institutional Global Real Estate Funds Performance Universe) was in the first quartile over the five- and 10-year periods, and in the second quartile over the one- and three-year periods. The Board also noted that the Fund outperformed its benchmark index over all periods. The Board concluded that, in light of the Fund’s competitive performance, it would be in the interest of the Fund and its shareholders for the Fund to renew the agreements.

Fees and Expenses

The Board considered that the Fund’s actual management fee (which reflects any subsidies, waivers or expense caps) ranked in the Expense Group’s second quartile, and that the Fund’s total expenses ranked in the Expense Group’s first quartile. The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board

Prudential Global Real Estate Fund

Approval of Advisory Agreements (continued)

received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. In light of the Fund’s current size, performance and expense structure, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), and benefits to the reputation as well as other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the interest of the Fund and its shareholders.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Real Estate Investors	8 Campus Drive Parsippany, NJ 07054

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Global Real Estate Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL GLOBAL REAL ESTATE FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PURAX	PURBX	PURCX	PURRX	PURZX
CUSIP	744336108	744336207	744336306	744336405	744336504

MF182E2    0213447-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL US REAL ESTATE FUND

SEMIANNUAL REPORT • SEPTEMBER 30, 2011

Fund Type

Sector stock

Objective

Capital appreciation and income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of September 30, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

November 15, 2011

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential US Real Estate Fund

Prudential US Real Estate Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 2.63%; Class B, 3.33%; Class C, 3.33%; Class Z, 2.33%. Net operating expenses: Class A, 1.60%; Class B, 2.35%; Class C, 2.35%; Class Z, 1.35%, after contractual reduction through 12/31/2012.

Cumulative Total Returns (Without Sales Charges) as of 9/30/11
	Six Months	Since Inception
Class A	–13.32%	–6.44%
Class B	–13.46	–6.80
Class C	–13.65	–7.00
Class Z	–13.21	–6.27
FTSE NAREIT Equity REITs Index	–11.62	–6.01
Lipper Average	–11.63	–6.09

Average Annual Total Returns (With Sales Charges) as of 9/30/11
		Since Inception
Class A		N/A
Class B		N/A
Class C		N/A
Class Z		N/A
FTSE NAREIT Equity REITs Index		N/A
Lipper Average		N/A

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes or an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception date: 12/21/10

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The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Under certain limited circumstances, an exchange may be made from Class A shares to Class Z shares of the fund. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are not subject to a front-end sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%. Class B shares are not subject to a front-end sales charge but are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge but are subject to a CDSC of 1% for Class C shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class Z shares are not subject to a sales charge or a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

FTSE NAREIT Equity REITs Index

The Financial Times Stock Exchange National Association of Real Estate Investment Trusts (FTSE NAREIT) Equity REITs Index is an unmanaged index which measures the performance of all real estate investment trusts listed on the New York Stock Exchange, the NASDAQ National Market, and the NYSE Amex Equities.

Lipper Equity Real Estate Funds Average

Funds in the Lipper Equity Real Estate Funds Average (Lipper Average) invest their portfolio primarily in shares of domestic companies engaged in the real estate industry.

Investors cannot invest directly in an index. The securities in the Index may be very different from those in the Fund. Their returns do not include the effect of the sales charges and operating expenses of a mutual fund and would be lower if they did. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the FTSE NAREIT Equity REITs Index and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 9/30/11
Simon Property Group, Inc., Retail REIT’s	12.2%
Ventas, Inc., Specialized REIT’s	5.7
Public Storage, Inc., Specialized REIT’s	5.6
Vornado Realty Trust, Diversified REIT’s	5.0
AvalonBay Communities, Inc., Residential REIT’s	4.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 9/30/11
Specialized REIT’s	25.7%
Residential REIT’s	23.1
Retail REIT’s	20.6
Diversified REIT’s	13.0
Office REIT’s	11.6

Industry weightings reflect only long-term investments and are subject to change.

Prudential US Real Estate Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on April 1, 2011, at the beginning of the period, and held through the six-month period ended September 30, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

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expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential US Real Estate Fund		Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$866.80	1.60%	$7.47
	Hypothetical	$1,000.00	$1,017.00	1.60%	$8.07

Class B	Actual	$1,000.00	$865.40	2.35%	$10.96
	Hypothetical	$1,000.00	$1,013.25	2.35%	$11.83

Class C	Actual	$1,000.00	$863.50	2.35%	$10.95
	Hypothetical	$1,000.00	$1,013.25	2.35%	$11.83

Class Z	Actual	$1,000.00	$867.90	1.35%	$6.30
	Hypothetical	$1,000.00	$1,018.25	1.35%	$6.81

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2011, and divided by the 366 days in the Fund’s fiscal year ending March 31, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential US Real Estate Fund	5

Portfolio of Investments

as of September 30, 2011 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 100.1%
COMMON STOCKS

Diversified REIT’s 13.0%
4,793	American Assets Trust, Inc.	$86,034
21,199	Colonial Properties Trust	384,974
45,738	Cousins Properties, Inc.	267,567
10,550	Liberty Property Trust	307,111
8,800	Vornado Realty Trust	656,656

		1,702,342

Healthcare Facilities 0.4%
11,561	Sunrise Senior Living, Inc.(a)	53,528

Hotels, Resorts & Cruise Lines 0.5%
2,300	Hyatt Hotels Corp. (Class A Stock)(a)	72,151

Industrial REIT’s 4.5%
7,372	First Potomac Realty Trust	91,929
20,377	ProLogis, Inc.	494,142

		586,071

Office REIT’s 11.6%
2,400	Alexandria Real Estate Equities, Inc.	147,336
3,300	Boston Properties, Inc.	294,030
16,612	Brandywine Realty Trust	133,062
6,369	Douglas Emmett, Inc.	108,910
7,501	Hudson Pacific Properties, Inc.	87,237
9,861	Kilroy Realty Corp.	308,649
12,500	Mack-Cali Realty Corp.	334,375
1,893	SL Green Realty Corp.	110,078

		1,523,677

Real Estate Services 0.7%
6,500	CBRE Group, Inc.(a)	87,490

Residential REIT’s 23.1%
8,600	American Campus Communities, Inc.	320,006
8,300	Associated Estates Realty Corp.	128,318
4,676	AvalonBay Communities, Inc.	533,298
6,490	BRE Properties, Inc.	274,787
9,098	Camden Property Trust	502,755

See Notes to Financial Statements.

Prudential US Real Estate Fund	7

Portfolio of Investments

as of September 30, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Residential REIT’s (cont’d.)
12,180	Education Realty Trust, Inc.	$104,626
7,587	Equity Residential	393,538
2,986	Essex Property Trust, Inc.	358,439
11,800	Post Properties, Inc.	409,932

		3,025,699

Retail REIT’s 20.6%
32,767	DDR Corp.	357,160
14,500	Glimcher Realty Trust	102,660
11,900	Macerich Co. (The)	507,297
14,600	Simon Property Group, Inc.	1,605,708
4,470	Tanger Factory Outlet Centers	116,265
200	Taubman Centers, Inc.	10,062

		2,699,152

Specialized REIT’s 25.7%
31,611	Cogdell Spencer, Inc.	119,174
50,300	CubeSmart	429,059
7,082	DiamondRock Hospitality Co.	49,503
25,011	FelCor Lodging Trust, Inc.(a)	58,276
3,900	Health Care REIT, Inc.	182,520
4,479	Healthcare Realty Trust, Inc.	75,471
42,076	Host Hotels & Resorts, Inc.	460,311
4,826	LTC Properties, Inc.	122,194
1,572	Medical Properties Trust, Inc.	14,069
4,349	Pebblebrook Hotel Trust	68,062
6,560	Public Storage, Inc.	730,456
4,700	Sovran Self Storage, Inc.	174,699
33,470	Strategic Hotels & Resorts, Inc.(a)	144,256
15,150	Ventas, Inc.	748,410

		3,376,460

	Total long-term investments (cost $14,283,434)	13,126,570

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENT 1.7%

AFFILIATED MONEY MARKET MUTUAL FUND
221,399	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $221,399)(b)	$221,399

	Total Investments 101.8% (cost $14,504,833; Note 5)	13,347,969
	Liabilities in excess of other assets (1.8)%	(231,871)

	Net Assets 100%	$13,116,098

The following abbreviation is used in the Portfolio descriptions:

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved on fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$13,126,570	$—	$—
Affiliated Money Market Mutual Fund	221,399	—	—

Total	$13,347,969	$—	$—

See Notes to Financial Statements.

Prudential US Real Estate Fund	9

Portfolio of Investments

as of September 30, 2011 (Unaudited) continued

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2011 were as follows:

Specialized REIT’s	25.7%
Residential REIT’s	23.1
Retail REIT’s	20.6
Diversified REIT’s	13.0
Office REIT’s	11.6
Industrial REIT’s	4.5
Affiliated Money Market Mutual Fund	1.7
Real Estate Services	0.7
Hotels, Resorts & Cruise Lines	0.5
Healthcare Facilities	0.4

101.8
Liabilities in excess of other assets	(1.8)

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

SEPTEMBER 30, 2011	SEMIANNUAL REPORT

Prudential US Real Estate Fund

Statement of Assets and Liabilities

as of September 30, 2011 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $14,283,434)	$13,126,570
Affiliated investments (cost $221,399)	221,399
Dividends receivable	35,481
Receivable for investments sold	10,310
Prepaid expenses	496

Total assets	13,394,256

Liabilities
Payable for investments purchased	176,146
Accrued expenses	80,197
Payable for Fund shares reacquired	10,903
Management fee payable	10,528
Distribution fee payable	248
Affiliated transfer agent fee payable	136

Total liabilities	278,158

Net Assets	$13,116,098

Net assets were comprised of:
Shares of beneficial interest, at par	$1,405
Paid-in capital in excess of par	14,161,185

14,162,590
Undistributed net investment income	32,082
Accumulated net realized gain on investment and foreign currency transactions	78,290
Net unrealized depreciation on investments	(1,156,864)

Net assets, September 30, 2011	$13,116,098

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share ($344,365 ÷ 36,878 shares of beneficial interest issued and outstanding)	$9.34
Maximum sales charge (5.5% of offering price)	0.54

Maximum offering price to public	$9.88

Class B:
Net asset value, offering price and redemption price per share ($129,572 ÷ 13,909 shares of beneficial interest issued and outstanding)	$9.32

Class C:
Net asset value, offering price and redemption price per share ($79,235 ÷ 8,520 shares of beneficial interest issued and outstanding)	$9.30

Class Z:
Net asset value, offering price and redemption price per share ($12,562,926 ÷ 1,345,509 shares of beneficial interest issued and outstanding)	$9.34

See Notes to Financial Statements.

Prudential US Real Estate Fund	13

Statement of Operations

Six Months Ended September 30, 2011 (Unaudited)

Investment Income
Unaffiliated dividend income	$145,751
Affiliated dividend income	489

Total income	146,240

Expenses
Management fee	69,132
Distribution fee—Class A	479
Distribution fee—Class B	397
Distribution fee—Class C	277
Registration fees	36,000
Custodian’s fees and expenses	24,000
Audit fee	13,000
Legal fees and expenses	13,000
Reports to shareholders	10,000
Trustees’ fees	5,000
Transfer agent’s fees and expenses (including affiliated expenses of $300)	3,000
Commitment fee on syndicated credit agreement	1,000
Loan interest expense (Note 7)	74
Miscellaneous	4,733

Total expenses	180,092
Less: advisory fee waivers and expense reimbursements	(75,166)

Net expenses	104,926

Net investment income	41,314

Net Realized And Unrealized Gain (loss) On Investments And Foreign Currencies
Net realized gain on:
Investment transactions	50,960
Foreign currency transactions	126

51,086

Net change in unrealized appreciation (depreciation) on investments	(2,049,546)

Net loss on investments and foreign currencies	(1,998,460)

Net Decrease In Net Assets Resulting From Operations	$(1,957,146)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended September 30, 2011	December 21, 2010* through March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income	$41,314	$27,772
Net realized gain on investment and foreign currency transactions	51,086	27,204
Net change in unrealized appreciation (depreciation) on investments	(2,049,546)	892,682

Net increase (decrease) in net assets resulting from operations	(1,957,146)	947,658

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(652)	(75)
Class Z	(38,845)	(12,299)

	(39,497)	(12,374)

Fund share transactions (Net of share conversions) (Note 6):
Net proceeds from shares sold	3,327,652	13,746,757
Net asset value of shares issued in reinvestment of dividends and distributions	39,464	12,361
Cost of shares reacquired	(2,945,843)	(2,934)

Net increase in net assets from fund share transactions	421,273	13,756,184

Total increase (decrease) in net assets	(1,575,370)	14,691,468

Net Assets
Beginning of period	14,691,468	—

End of period(a)	$13,116,098	$14,691,468

(a) Includes undistributed net investment income of	$32,082	$30,265

*	Commencement of operations.

See Notes to Financial Statements.

Prudential US Real Estate Fund	15

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 12 (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as a non-diversified, open end, management investment company presently consisting of two portfolios: Prudential Global Real Estate Fund and Prudential US Real Estate Fund (the “Fund”). These financial statements relate only to Prudential US Real Estate Fund. The Fund commenced investment operations on December 21, 2010. The financial statements of the other portfolio are not presented herein. The Trust was established as a Delaware business trust on October 24, 1997. The investment objective of the Fund is capital appreciation and income. It seeks to achieve this objective by investing primarily in equity securities of real estate companies operating in the United States.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign

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market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investments; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holdings of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at

Prudential US Real Estate Fund	17

Notes to Financial Statements

(Unaudited) continued

year-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be capital gain and a portion is estimated to be return of capital and is recorded as a reduction of their cost. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income quarterly and distributions of net realized capital and currency gains, if any, annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of

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its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the subadviser’s performance of all investment advisory services. PI has entered into a subadvisory agreement with Prudential Real Estate Investors (“PREI”), which is a business unit of Prudential Investment Management (“PIM”). The subadvisory agreement provides that the subadviser furnish investment advisory services in connection with the management of the Fund. In connection therewith, the subadviser is obligated to keep certain books and records of the Fund. Pursuant to the advisory agreement, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .90% of the average daily net assets of the Fund.

Through the six months ended September 30, 2011, PI has contractually agreed to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, interest, dividend and interest expense on short sales, brokerage, taxes, extraordinary and certain other expenses) of each class of shares to 1.35% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, B, C, and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, B, C, and Z shares, pursuant to plans of distribution (the “Distribution Plans”) regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Prudential US Real Estate Fund	19

Notes to Financial Statements

(Unaudited) continued

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Through the six months ended September 30, 2011, PIMS contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $1,502 in front-end sales charges resulting from sales of Class A during the six months ended September 30, 2011. From these fees, PIMS paid such sales charges to broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended September 30, 2011, it has received $0, $0 and $0 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B, and Class C shareholders, respectively.

PI, PIMS, and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2. The Core Fund is a money market mutual fund registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 2011, aggregated $5,294,305 and $4,082,718, respectively.

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Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of September 30, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$14,504,833	$318,584	$(1,475,448)	$(1,156,864)

Federal income tax basis is substantially the same as for financial reporting purposes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

Prudential US Real Estate Fund	21

Notes to Financial Statements

(Unaudited) continued

As of September 30, 2011, Prudential owned 100 of Class A shares, 100 Class B shares, 100 Class C shares and 1,003,608 Class Z shares of the Fund.

Class A	Shares	Amount
Six months ended September 30, 2011:
Shares sold	35,943	$401,720
Shares issued in reinvestment of dividends and distributions	57	619
Shares reacquired	(23,442)	(252,862)

Net increase (decrease) in shares outstanding	12,558	$149,477

Period December 21, 2010* through March 31, 2011:
Shares sold	24,593	$263,403
Shares issued in reinvestment of dividends and distributions	6	63
Shares reacquired	(279)	(2,934)

Net increase (decrease) in shares outstanding	24,320	$260,532

Class B
Six months ended September 30, 2011:
Shares sold	11,142	$120,097
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	(1,025)	(11,287)

Net increase (decrease) in shares outstanding	10,117	$108,810

Period December 21, 2010* through March 31, 2011:
Shares sold	3,792	$39,619
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	3,792	$39,619

Class C
Six months ended September 30, 2011:
Shares sold	7,486	$83,055
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	(1,646)	(15,664)

Net increase (decrease) in shares outstanding	5,840	$67,391

Period December 21, 2010* through March 31, 2011:
Shares sold	2,680	$28,235
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	2,680	$28,235

22	Visit our website at www.prudentialfunds.com

Class Z	Shares	Amount
Six months ended September 30, 2011:
Shares sold	256,262	$2,722,780
Shares issued in reinvestment of dividends and distributions	3,599	38,845
Shares reacquired	(245,636)	(2,666,030)

Net increase (decrease) in shares outstanding	14,225	$95,595

Period December 21, 2010* through March 31, 2011:
Shares sold	1,330,084	$13,415,500
Shares issued in reinvestment of dividends and distributions	1,200	12,298
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	1,331,284	$13,427,798

*	Commencement of operations.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Companies”), are a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Companies pay a commitment fee of .10% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended September 30, 2011. The Fund had an outstanding balance of $364,000 for five days at an average interest rate of 1.45%.

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements.” The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

Prudential US Real Estate Fund	23

Notes to Financial Statements

(Unaudited) continued

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

24	Visit our website at www.prudentialfunds.com

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended September 30, 2011(b)		December 21, 2010(e) through March 31, 2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.79		$10.00
Income (loss) from investment operations:
Net investment income (loss)	.01		(.02)
Net realized and unrealized gain (loss) on investments	(1.44)		.81
Total from investment operations	(1.43)		.79
Less Dividends and Distributions:
Dividends from net investment income	(.02)		-	(i)
Total dividends and distributions	(.02)		-	(i)
Net Asset Value, end of period	$9.34		$10.79
Total Return(a):	(13.32)%		7.94%

Ratios/Supplemental Data:
Net assets, end of period (000)	$344		$262
Average net assets (000)	$383		$104
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(c)	1.60%	(f)(h)	1.60%	(f)(h)
Expenses, excluding distribution and service (12b-1) fees	1.35%	(f)(h)	1.35%	(f)(h)
Net investment income (loss)	.26%	(f)(h)	(.66)%	(f)(h)
For Class A, B, C and Z shares:
Portfolio turnover rate	27%	(g)	4%	(g)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Commencement of operations.

(f) Annualized.

(g) Not annualized.

(h) Net of advisory fee waiver and expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and the net investment loss ratio would have been 2.58%, 2.33%, (.72)%, respectively, for the six months ended September 30, 2011 and 7.01%, 6.76% and (6.07)%, respectively for the period ended March 31, 2011.

(i) Less than $0.005.

See Notes to Financial Statements.

Prudential US Real Estate Fund	25

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended September 30, 2011(b)		December 21, 2010(d) through March 31, 2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.77		$10.00
Income (loss) from investment operations:
Net investment loss	(.07)		(.06)
Net realized and unrealized gain (loss) on investments	(1.38)		.83
Total from investment operations	(1.45)		.77
Net Asset Value, end of period	$9.32		$10.77
Total Return(a):	(13.46)%		7.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$130		$41
Average net assets (000)	$79		$10
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.35%	(e)(f)	2.35%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	1.35%	(e)(f)	1.35%	(e)(f)
Net investment loss	(1.31)%	(e)(f)	(2.13)%	(e)(f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Net of advisory fee waiver and expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and the net investment loss ratio would have been 3.33%, 2.33%, (2.29)%, respectively, for the six months ended September 30, 2011 and 7.76%, 6.76% and (7.54)%, respectively for the period ended March 31, 2011.

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Class C Shares
	Six Months Ended September 30, 2011(b)		December 21, 2010(d) through March 31, 2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.77		$10.00
Income (loss) from investment operations:
Net investment loss	(.06)		(.05)
Net realized and unrealized gain (loss) on investments	(1.41)		.82
Total from investment operations	(1.47)		.77
Net Asset Value, end of period	$9.30		$10.77
Total Return(a):	(13.65)%		7.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$79		$29
Average net assets (000)	$55		$7
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.35%	(e)(f)	2.35%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	1.35%	(e)(f)	1.35%	(e)(f)
Net investment loss	(1.07)%	(e)(f)	(1.83)%	(e)(f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Net of advisory fee waiver and expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and the net investment loss ratio would have been 3.33%, 2.33%, (2.05)%, respectively, for the six months ended September 30, 2011 and 7.76%, 6.76% and (7.24)%, respectively for the period ended March 31, 2011.

See Notes to Financial Statements.

Prudential US Real Estate Fund	27

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended September 30, 2011(b)		December 21, 2010(d) through March 31, 2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.79		$10.00
Income (loss) from investment operations:
Net investment income	.03		.02
Net realized and unrealized gain (loss) on investments	(1.45)		.78
Total from investment operations	(1.42)		.80
Less Dividends and Distributions:
Dividends from net investment income	(.03)		(.01)
Total dividends and distributions	(.03)		(.01)
Net Asset Value, end of period	$9.34		$10.79
Total Return(a):	(13.21)%		8.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,563		$14,359
Average net assets (000)	$14,844		$13,065
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.35%	(e)(f)	1.35%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	1.35%	(e)(f)	1.35%	(e)(f)
Net investment income	.56%	(e)(f)	.78%	(e)(f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Net of advisory fee waiver and expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and the net investment loss ratio would have been 2.33%, 2.33%, (.42)%, respectively, for the six months ended September 30, 2011 and 6.76%, 6.76% and (4.63)%, respectively for the period ended March 31, 2011.

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Real Estate Investors	8 Campus Drive Parsippany, NJ 07054

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential US Real Estate Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL US REAL ESTATE FUND

SHARE CLASS	A	B	C	Z
NASDAQ	PJEAX	PJEBX	PJECX	PJEZX
CUSIP	744336603	744336702	744336801	744336884

MF209E2    0213446-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 12

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date:	November 21, 2011

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	November 21, 2011